Subsidiaries - Additional Information (Details) € in Millions, £ in Millions			12 Months Ended
	Nov. 01, 2024 EUR (€)	Nov. 01, 2024 GBP (£)	Dec. 31, 2024
Total for all subsidiaries | Assets or Revenues
Disclosure of subsidiaries [line items]
Concentration risk percentage			0.10
Total for all subsidiaries | Assets or Revenues | Top of range
Disclosure of subsidiaries [line items]
Concentration risk percentage			0.10
Jumpman Gaming Limited And Six Gaming Limited
Disclosure of subsidiaries [line items]
Consideration	€ 6.5	£ 5.5
Cash and cash equivalents in subsidiary or businesses acquired or disposed	€ 1.1	£ 1.0
Proportion of ownership interest in subsidiary	30.00%	30.00%